Corporate Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Deferred tax assets and liabilities [abstract]
Net deferred tax assets	$ 803	$ 902	$ 1,112
Deferred tax assets	1,903	2,051
Deferred tax liabilities	$ 1,100	$ 1,149